Note 4 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	December 31,
	2023	2022
Employee and non-employee stock options	607	104
Common stock issuable under common stock purchase warrants	345,956	1,483
	346,563	1,587